SHARE-BASED COMPENSATION - Employee ownership plan of Yaofang (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) item ¥ / shares	Dec. 31, 2022 CNY (¥) $ / shares ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 ¥ / shares $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 $ / shares ¥ / shares
SHARE-BASED COMPENSATION
Share based compensation expense		¥ 157,384		¥ 145,593		¥ 75,695
Total compensation cost recognized		157,384		¥ 145,593		¥ 75,695
Employee ownership plan of 1 Pharmacy Technology
SHARE-BASED COMPENSATION
Issuance Price		¥ 32,500
Fair value of Ordinary Shares | ¥ / shares	¥ 14.5	¥ 14.5	¥ 14.5	¥ 14.74	¥ 14.74	¥ 14.19	¥ 14.19
Share based compensation expense	¥ 0	¥ 87,218		¥ 93,649		¥ 16,642
Number of grantees affected | item		46
Unrecognized compensation expense	2,289	¥ 2,289	¥ 2,289
Weighted-average grant-date fair value of share units granted | ¥ / shares		¥ 13.50		¥ 13.74		¥ 14.19
Total fair value of restricted share units vested		¥ 0		¥ 0		¥ 0
Total compensation cost recognized	0	¥ 87,218		93,649		16,642
Weighted average period of unvested share options		2 years 25 days
Employee ownership plan of 1 Pharmacy Technology | Tranche One
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)		50.00%
Employee ownership plan of 1 Pharmacy Technology | Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)		50.00%
Restricted share units
SHARE-BASED COMPENSATION
Issuance Price		¥ 23,921		22,395		17,107
Share based compensation expense		22,410		25,711		21,280
Unrecognized compensation expense	¥ 214,826	214,826	¥ 214,826
Weighted-average grant-date fair value of share units granted | $ / shares			¥ 1.26		¥ 5.27		¥ 3.28
Total compensation cost recognized		¥ 22,410		¥ 25,711		¥ 21,280
Weighted average period of unvested share options		1 year 7 months 6 days